Credit Facilities and Notes Payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Credit Facilities and Notes Payable

NOTE 8. CREDIT FACILITIES AND NOTES PAYABLE
The carrying value of the Company’s credit facilities, notes payable and other debt consist of the following as of December 31:

($ in thousands)	2021	2020
Credit facilities and notes payable, net
Senior secured credit facilities with financial institutions	$747,514	$49,544
Senior secured credit facility with a related party	81,926	105,397
Senior secured debt - other	33,320	—
Mezzanine secured credit facilities with third - party lenders	87,851	—
Mezzanine secured credit facilities with a related party	82,508	19,251
Notes payable with related parties	—	2,385
Notes payable - other	—	5,309
Debt issuance costs	(6,923)	(208)

Total credit facilities and notes payable, net	1,026,196	181,678

Current portion - credit facilities and notes payable, net
Total credit facilities, other debt and notes payable	861,762	50,143
Total credit facilities and notes payable, net - related party	164,434	126,825

Non-current portion - credit facilities and notes payable, net
Total credit facilities and notes payable	—	4,710

Total credit facilities and notes payable, net	$1,026,196	$181,678

Senior Secured Credit Facilities
The Company utilizes senior secured credit facilities to provide financing for the Company’s real estate inventory purchases and renovation. The senior secured credit facilities are classified as current liabilities on the accompanying consolidated balance sheets as amounts drawn to purchase and renovate homes are due as homes are sold, which is expected to be within 12 months. The following summarizes certain details related to the Company’s senior secured credit facilities (in thousands, except interest rates):

As of December 31, 2021	Borrowing Capacity	Outstanding Amount	Weighted- Average Interest Rate	End of Revolving / Withdrawal Period	Final Maturity Date
Facility with financial institution 1	$400,000	$365,392	2.60%	August 2022	August 2022
Facility with financial institution 2	400,000	375,063	2.60%	September 2023	March 2024
Facility with financial institution 3	500,000	7,059	2.60%	December 2023	December 2024
Facility with a related party	85,000	81,926	4.10%	December 2022	December 2022

Senior secured credit facilities	$1,385,000	$829,440

As of December 31, 2020	Borrowing Capacity	Outstanding Amount	Weighted- Average Interest Rate
Facility with financial institution 1	$200,000	$49,544	3.72%
Facility with a related party	225,000	105,397	5.28%

Senior secured credit facilities	$425,000	$154,941

As of December 31, 2021, the Company had four senior secured credit facilities, three with separate financial institutions and one with a related party, which holds more than 5% of our Class A common stock.

•	Senior Secured Credit Facility with Financial Institution 1
During 2021, the Company amended its senior secured credit facility with financial institution 1, which collectively increased the borrowing capacity from $200.0 million as of December 31, 2020 to $400.0 million as of December 31, 2021 ($100.0 million of which is uncommitted). Borrowings on the senior secured credit facility with financial institution 1 accrue interest at a rate based on a LIBOR reference rate plus a margin of 2.5%.

•	Senior Secured Credit Facility with Financial Institution 2
In September 2021, the Company entered into a loan and security agreement with financial institution 2, which initially provided for a $300.0 million committed credit facility available over a
24-month
term with an accordion feature providing for additional capacity of $100.0 million. During November 2021, the Company exercised the accordion feature provided for in the loan and security agreement, increasing the committed amount under the credit facility to $400.0 million. Borrowings on the senior secured credit facility with financial institution 2 accrue interest at a rate based on a LIBOR reference rate plus a margin of 2.5%.

•	Senior Secured Credit Facility with Financial Institution 3
In December 2021, the Company entered into a loan and security agreement with financial institution 3. The loan and security agreement provides for a $500.0 million credit facility available over a
24-month
term ($200.0 million of which is uncommitted). Borrowings on the senior secured credit facility with financial institution 3 accrue interest at a rate based on a LIBOR reference rate plus a margin of 2.5%.

•	Senior Secured Credit Facility with a Related Party
In December 2021, the Company amended its senior secured credit facility with a related party, which, among other things, reduced the borrowing capacity on the facility to $85.0 million upon execution of the agreement, provides the Company with the option to borrow above the fully committed borrowing capacity, subject to the lender’s discretion, and amended the interest rate under the facility effective January 1, 2022. Borrowings on the senior secured credit facility with a related party accrue interest at a rate based on a LIBOR reference rate plus a margin of 4.0%. Effective January 1, 2022, borrowings on the senior secured credit facility with a related party accrue interest at a rate based on a LIBOR reference rate plus a margin of 4.0%, with a minimum interest rate of 6.0%.
The Company may also pay fees on its senior secured credit facilities, including a commitment fee and fees on certain unused portions of the committed borrowing capacity, as defined in the respective credit agreements.
Borrowings under the Company’s senior secured credit facilities are collateralized by the real estate inventory financed by the senior secured credit facility. The lenders have legal recourse only to the assets securing the debt and do not have general recourse against the Company with limited exceptions. The Company has, however, provided limited non-recourse
carve-out
guarantees under its senior and mezzanine secured credit facilities for certain of the SPEs’ obligations in situations involving “bad acts” by an Offerpad entity and certain other limited circumstances that are generally under the Company’s control. Each senior secured facility contains eligibility requirements that govern whether a property can be financed. When the Company resells a home, the proceeds are used to reduce the corresponding outstanding balance under both the related senior secured credit facility and the mezzanine secured credit facility.
As of December 31, 2021, the Company’s senior secured credit facility with financial institution 1 and senior secured credit facility with a related party mature within the next twelve months following the date these consolidated financial statements are issued. The Company expects to enter into new financing arrangements or amend existing arrangements to meet its obligations as they come due, which the Company believes is probable based on its history of prior credit facility renewals and an assessment of the current lending environment. The Company believes cash on hand, which includes the cash the Company obtained as a result of the Business Combination, PIPE Investment and Forward Purchase Agreement, together with proceeds from the resale of homes and cash from future borrowings available under each of the Company’s existing credit facilities or the entry into new financing arrangements will be sufficient to meet its obligations as they become due in the ordinary course of business for at least 12 months following the date these consolidated financial statements are issued.
Mezzanine Secured Credit Facilities
The Company utilizes mezzanine secured credit facilities to provide financing for the Company’s real estate inventory purchases and renovation. The mezzanine secured credit facilities are classified as current liabilities on the accompanying consolidated balance sheets as amounts drawn to purchase and renovate homes are due as homes are sold, which is expected to be within 12 months. These facilities are structurally and contractually subordinated to the related senior secured credit facilities. The following summarizes certain details related to the Company’s mezzanine secured credit facilities (in thousands, except interest rates):

As of December 31, 2021	Borrowing Capacity	Outstanding Amount	Weighted- Average Interest Rate	End of Revolving / Withdrawal Period	Final Maturity Date
Facility 1 with a related party	$65,000	$58,767	13.00%	August 2022	August 2022
Facility with third-party lender 1	90,000	86,262	9.50%	September 2023	March 2024
Facility with third-party lender 2	112,500	1,588	9.50%	December 2023	December 2024
Facility 2 with a related party	14,000	23,742	13.00%	December 2022	December 2022

Mezzanine secured credit facilities	$281,500	$170,359

As of December 31, 2020	Borrowing Capacity	Outstanding Amount	Weighted- Average Interest Rate
Facility 1 with a related party	$25,000	$6,195	13.00%
Facility 2 with a related party	43,450	13,056	13.34%

Mezzanine secured credit facilities	$68,450	$19,251

As of December 31, 2021, the Company had four mezzanine secured credit facilities, two with separate financial institutions and two with a related party, which holds more than 5% of our Class A common stock.

•	Mezzanine Secured Credit Facility 1 with a Related Party
In December 2021, the Company amended its mezzanine secured credit facility 1 with a related party, which, among other things, increased the borrowing capacity on the facility to $65.0 million upon execution of the agreement and amended the interest rate under the facility effective January 1, 2022. Borrowings on the mezzanine secured credit facility 1 with a related party accrue interest at a fixed rate of 13.0%. Effective January 1, 2022, borrowings on the mezzanine secured credit facility 1 with a related party accrue interest at a fixed rate of 11.0%.

•	Mezzanine Secured Credit Facility with Third-Party Lender 1
In December 2021, the Company amended its senior secured credit facility with financial institution 1, which among other things, replaced the related party mezzanine lender on the facility with an unrelated third-party lender, increased the borrowing capacity on the mezzanine portion of the facility to $90.0 million and amended the interest rate under the facility. Borrowings on the mezzanine secured credit facility with third-party lender 1 accrue interest at a fixed rate of 9.5%.

•	Mezzanine Secured Credit Facility with Third-Party Lender 2
In December 2021, the Company entered into a loan and security agreement which provides for a $112.5 million mezzanine secured credit facility available over a
24-month
term ($45.0 million of which is uncommitted). Borrowings on the mezzanine secured credit facility with third-party lender 2 accrue interest at a fixed rate of 9.5%.

•	Mezzanine Secured Credit Facility 2 with a Related Party
In December 2021, the Company amended its mezzanine secured credit facility 2 with a related party, which, among other things, reduced the borrowing capacity on the facility to $14.0 million upon execution of the agreement, provides the Company with the option to borrow above the fully committed borrowing capacity, subject to the lender’s discretion, and amended the interest rate under the facility effective January 1, 2022. Borrowings on the mezzanine secured credit facility 2 with a related party accrue interest at a fixed rate of 13.0%. Effective January 1, 2022, borrowings on the mezzanine secured credit facility 2 with a related party accrue interest at a fixed rate of 11.0%.
The Company may also pay fees on its mezzanine secured credit facilities, including a commitment fee and fees on certain unused portions of the committed borrowing capacity, as defined in the respective credit agreements.
Borrowings under the Company’s mezzanine secured credit facilities are collateralized by a second lien on the real estate inventory financed by the relevant credit facility. The lenders have legal recourse only to the assets securing the debt, and do not have general recourse to Offerpad with limited exceptions. When the Company resells a home, the proceeds are used to reduce the outstanding balance under both the related senior secured credit facility and the mezzanine secured credit facility.
Covenants for Senior Secured Credit Facilities and Mezzanine Secured Credit Facilities
The secured credit facilities include customary representations and warranties, covenants and events of default. Financed properties are subject to customary eligibility criteria and concentration limits. The terms of these facilities and related financing documents require the Company to comply with a number of customary financial and other covenants, such as maintaining certain levels of liquidity, tangible net worth or leverage (ratio of debt to tangible net worth). As of December 31, 2021, the Company was in compliance with all covenants.
Senior Secured Debt—Other
During July 2021, the Company entered into an arrangement with a third-party lender to support additional purchases of real estate inventory (“Senior Secured Debt—Other”). Borrowings on the Senior Secured Debt—Other accrue interest at a rate based on a Secured Overnight Financing Rate plus a margin of 5.74%. The weighted-average interest rate on the Senior Secured Debt—Other as of December 31, 2021 was 5.79%.
Notes Payable
In February 2020, the Company entered into a secured promissory note with a lender to finance the Company’s rooftop solar panel systems for a $4.3 million term loan. The note required the Company to make monthly principal and interest payments. The Company repaid $3.8 million on this note in September 2021 in connection with the Closing of the Business Combination transaction, which represented the outstanding balance on the note, together with accrued but unpaid interest. Accordingly, there are no amounts outstanding on this note as of December 31, 2021.
The Company had unsecured notes payable of $1.3 million at December 31, 2020 that were included in current liabilities in the accompanying consolidated balance sheet as of December 31, 2020. The balance on each note, together with accrued but unpaid interest, was repaid in September 2021 in connection with the Closing of the Business Combination transaction.
The Company had unsecured notes payable to related parties of $2.4 million at December 31, 2020 that were included in current liabilities in the accompanying consolidated balance sheet as of December 31, 2020. The balance on each note, together with accrued but unpaid interest, was repaid in September 2021 in connection with the Closing of the Business Combination transaction.
Secured Term Loan
On June 30, 2021, Offerpad entered into a credit agreement (the “First American Credit Agreement”) with First American Title Insurance Company, which is an affiliate of First American, which holds more than 5% of our Class A common stock. Additionally, Kenneth DeGiorgio, who is a member of our board of directors, is the chief executive officer of First American. Under the First American Credit Agreement, we borrowed a principal amount of $30.0 million.
In August 2021, we amended the First American Credit Agreement to borrow an additional $25.0 million. The loan accrued interest at an annual rate of 12.0%. The principal amounts of the loan, together with all accrued but unpaid interest, were repaid in September 2021 in connection with the Closing of the Business Combination. Accordingly, there are no amounts outstanding on this loan as of December 31, 2021.